Supplemental information on oil and gas activities	12 Months Ended
Dec. 31, 2020
Disclosure of Supplemental information on oil and gas activities [Abstract]
Disclosure Of Supplemental Information On Oil And Gas Activities [Text Block]

Note 38     Supplemental information on oil and gas activities (unaudited)

The following information is presented in accordance with ASC No. 932 “Extractive Activities- Oil and Gas”, as amended by ASU 2010 - 03 “Oil and Gas Reserves. Estimation and Disclosures”, issued by FASB in January 2010 in order to align the current estimation and disclosure requirements with the requirements set in the SEC final rules and interpretations, published on December 31, 2008. This information includes the Group’s oil and gas production activities carried out in Colombia, Chile, Brazil, Argentina and Peru.

Table 1 - Costs incurred in exploration, property acquisitions and development

The following table presents those costs capitalized as well as expensed that were incurred during each of the years ended as of December 31, 2020,  2019 and 2018. The acquisition of properties includes the cost of acquisition of proved or unproved oil and gas properties. Exploration costs include geological and geophysical costs, costs necessary for retaining undeveloped properties, drilling costs and exploratory wells equipment. Development costs include drilling costs and equipment for developmental wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed reserves.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended December 31, 2020
Acquisition of properties
Proved	202,913	—	—	—	—	202,913
Unproved	73,310	—	—	—	—	73,310
Total property acquisition	276,223	—	—	—	—	276,223
Exploration	19,142	9,447	668	694	—	29,951
Development	51,793	3,580	412	(3,855)	—	51,930
Total costs incurred	70,935	13,027	1,080	(3,161)	—	81,881

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended December 31, 2019
Acquisition of properties
Proved	—	—	—	—	—	—
Unproved	—	—	—	—	—	—
Total property acquisition	—	—	—	—	—	—
Exploration	22,008	8,483	5,219	4,116	—	39,826
Development	68,818	2,611	143	25,109	14,408	111,089
Total costs incurred	90,826	11,094	5,362	29,225	14,408	150,915

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended December 31, 2018
Acquisition of properties
Proved	—	—	—	54,541	—	54,541
Unproved	—	—	—	—	—	—
Total property acquisition	—	—	—	54,541	—	54,541
Exploration	34,242	6,221	3,217	9,383	1,269	54,332
Development	65,174	3,033	(2,220)	1,836	8,385	76,208
Total costs incurred	99,416	9,254	997	11,219	9,654	130,540

Table 2 - Capitalized costs related to oil and gas producing activities

The following table presents the capitalized costs as at December 31, 2020,  2019 and 2018, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
At December 31, 2020
Proved properties (a)
Equipment, camps and other facilities	115,577	74,363	3,580	4,309	197,829
Mineral interest and wells	511,040	348,366	47,729	61,482	968,617
Other uncompleted projects (b)	13,048	2,158	245	26	15,477
Unproved properties	77,388	—	432	—	77,820
Gross capitalized costs	717,053	424,887	51,986	65,817	1,259,743
Accumulated depreciation	(228,929)	(345,611)	(38,273)	(45,619)	(658,432)
Total net capitalized costs	488,124	79,276	13,713	20,198	601,311
(a)	Includes capitalized amounts related to asset retirement obligations, impairment loss in Chile, Argentina and Brazil for US$ 81,967,000, US$ 16,205,000 and US$ 1,717,000, respectively.
(b)	Do not include Peru capitalized costs.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
At December 31, 2019
Proved properties (a)
Equipment, camps and other facilities	79,999	84,069	4,615	3,824	172,507
Mineral interest and wells	282,973	402,392	64,179	81,393	830,937
Other uncompleted projects (b)	19,754	11,984	209	765	32,712
Unproved properties	567	45,681	1,788	—	48,036
Gross capitalized costs	383,293	544,126	70,791	85,982	1,084,192
Accumulated depreciation	(172,207)	(313,379)	(46,370)	(30,897)	(562,853)
Total net capitalized costs	211,086	230,747	24,421	55,085	521,339
(a)	Includes capitalized amounts related to asset retirement obligations, impairment loss in Argentina for US$ 7,559,000.
(b)	Do not include Peru capitalized costs.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
At December 31, 2018
Proved properties (a)
Equipment, camps and other facilities	83,023	81,459	5,154	2,458	172,094
Mineral interest and wells	189,514	400,338	63,574	64,084	717,510
Other uncompleted projects (b)	24,061	12,233	—	1,836	38,130
Unproved properties	1,676	41,162	7,073	10,081	59,992
Gross capitalized costs	298,274	535,192	75,801	78,459	987,726
Accumulated depreciation	(122,479)	(281,062)	(43,158)	(16,363)	(463,062)
Total net capitalized costs	175,795	254,130	32,643	62,096	524,664
(a)	Includes capitalized amounts related to asset retirement obligations, impairment loss in Chile for US$ 6,549,000 and impairment loss reversal in Colombia for US$ 11,531,000.
(b)	Do not include Peru capitalized costs.

Table 3 - Results of operations for oil and gas producing activities

The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the years ended December 31, 2020,  2019 and 2018. Income tax for the years presented was calculated utilizing the statutory tax rates.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
Year ended December 31, 2020
Revenue	334,606	21,704	12,783	24,599	393,692
Production costs, excluding depreciation
Operating costs	(61,866)	(9,491)	(2,827)	(15,013)	(89,197)
Royalties	(30,453)	(753)	(1,049)	(3,620)	(35,875)
Total production costs	(92,319)	(10,244)	(3,876)	(18,633)	(125,072)
Exploration expenses (a)	(12,493)	(50,301)	(1,000)	(694)	(64,488)
Accretion expense (b)	(670)	(1,358)	(867)	(1,381)	(4,276)
Impairment loss for non-financial assets	—	(81,967)	(1,717)	(16,205)	(99,889)
Depreciation, depletion and amortization	(56,720)	(32,233)	(2,488)	(14,723)	(106,164)
Results of operations before income tax	172,404	(154,399)	2,835	(27,037)	(6,197)
Income tax benefit (expense)	(55,169)	23,160	(964)	8,112	(24,861)
Results of oil and gas operations	117,235	(131,239)	1,871	(18,925)	(31,058)

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
Year ended December 31, 2019
Revenue	538,917	32,336	23,049	34,605	628,907
Production costs, excluding depreciation
Operating costs	(60,545)	(18,608)	(4,098)	(21,137)	(104,388)
Royalties	(56,399)	(1,181)	(1,855)	(5,141)	(64,576)
Total production costs	(116,944)	(19,789)	(5,953)	(26,278)	(168,964)
Exploration expenses (a)	(10,921)	(126)	(6,152)	(13,947)	(31,146)
Accretion expense (b)	(813)	(1,283)	(832)	(722)	(3,650)
Impairment loss reversal for non-financial assets	—	—	—	(7,559)	(7,559)
Depreciation, depletion and amortization	(44,906)	(34,344)	(6,200)	(14,534)	(99,984)
Results of operations before income tax	365,333	(23,206)	3,912	(28,435)	317,604
Income tax benefit (expense)	(120,585)	3,481	(1,330)	8,530	(109,904)
Results of oil and gas operations	244,748	(19,725)	2,582	(19,905)	207,700

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
Year ended December 31, 2018
Revenue	497,870	37,359	30,053	35,879	601,161
Production costs, excluding depreciation
Operating costs	(55,823)	(20,426)	(5,965)	(20,210)	(102,424)
Royalties	(62,710)	(1,473)	(2,820)	(4,833)	(71,836)
Total production costs	(118,533)	(21,899)	(8,785)	(25,043)	(174,260)
Exploration expenses (a)	(23,953)	(6,855)	(2,846)	(2,277)	(35,931)
Accretion expense (b)	(892)	(1,105)	(918)	(508)	(3,423)
Impairment loss reversal for non-financial assets	11,531	(6,549)	—	—	4,982
Depreciation, depletion and amortization	(41,850)	(27,298)	(10,278)	(10,662)	(90,088)
Results of operations before income tax	324,173	(26,347)	7,226	(2,611)	302,441
Income tax benefit (expense)	(119,944)	3,952	(2,457)	783	(117,666)
Results of oil and gas operations	204,229	(22,395)	4,769	(1,828)	184,775
(a)	Do not include Peru costs.
(b)	Represents accretion of ARO and other environmental liabilities.

Table 4 - Reserve quantity information

Estimated oil and gas reserves

Proved reserves represent estimated quantities of oil (including crude oil and condensate) and natural gas, which available geological and engineering data demonstrates with reasonable certainty to be recoverable in the future from known reservoirs under existing economic and operating conditions. Proved developed reserves are proved reserves that can reasonably be expected to be recovered through existing wells with existing equipment and operating methods. The choice of method or combination of methods employed in the analysis of each reservoir was determined by the stage of development, quality and reliability of basic data, and production history.

The Group believes that its estimates of remaining proved recoverable oil and gas reserve volumes are reasonable and such estimates have been prepared in accordance with the SEC Modernization of Oil and Gas Reporting rules, which were issued by the SEC at the end of 2008.

The Group estimates its reserves at least once a year. The Group’s reserves estimation as of December 31, 2020,  2019, 2018 and 2017 was based on the DeGolyer and MacNaughton Reserves Report (the “D&M Reserves Report”). DeGolyer and MacNaughton prepared its proved oil and natural gas reserve estimates in accordance with Rule 4‑10 of Regulation S–X, promulgated by the SEC, and in accordance with the oil and gas reserves disclosure provisions of ASC 932 of the FASB Accounting Standards Codification (ASC) relating to Extractive Activities - Oil and Gas (formerly SFAS no. 69 Disclosures about Oil and Gas Producing Activities).

Reserves engineering is a subjective process of estimation of hydrocarbon accumulation, which cannot be exactly measured, and the reserve estimation depends on the quality of available information and the interpretation and judgement of the engineers and geologists. Therefore, the reserves estimations, as well as future production profiles, are often different than the quantities of hydrocarbons which are finally recovered. The accuracy of such estimations depends, in general, on the assumptions on which they are based.

The estimated GeoPark net proved reserves for the properties evaluated as of December 31, 2020,  2019,  2018 and 2017 are summarized as follows, expressed in thousands of barrels (Mbbl) and millions of cubic feet (MMcf):

	As of December 31, 2020		As of December 31, 2019		As of December 31, 2018		As of December 31, 2017
	Oil and		Oil and		Oil and		Oil and
	condensate	Natural gas	condensate	Natural gas	condensate	Natural gas	condensate	Natural gas
	(Mbbl)	(MMcf)	(Mbbl)	(MMcf)	(Mbbl)	(MMcf)	(Mbbl)	(MMcf)
Net proved developed
Colombia (a)	43,817.0	1,695.0	39,397.0	2,319.0	32,326.0	1,763.0	21,101.0	—
Chile (b)	798.0	19,054.0	898.0	14,406.0	696.0	11,944.0	720.0	8,688.0
Brazil (c)	34.0	13,927.0	48.0	14,872.0	55.0	17,339.0	76.0	23,821.0
Argentina (d)	1,685.0	5,599.0	1,658.0	5,785.0	2,058.0	6,207.0	—	—
Peru (e)	—	—	—	—	—	—	9,502.0	—
Total consolidated	46,334.0	40,275.0	42,001.0	37,382.0	35,135.0	37,253.0	31,399.0	32,509.0

Net proved undeveloped
Colombia (f)	45,240.0	—	51,212.0	—	42,449.0	359.0	44,398.0	—
Chile (g)	1,229.0	5,661.0	2,809.0	6,413.0	2,622.0	8,823.0	3,423.0	11,329.0
Argentina (h)	104.0	—	1,370.0	450.0	1,440.0	3,174.0	—	—
Peru (e)	—	—	19,210.0	—	18,460.0	—	9,215.0	—
Total consolidated	46,573.0	5,661.0	74,601.0	6,863.0	64,971.0	12,356.0	57,036.0	11,329.0

Total proved reserves	92,907.0	45,936.0	116,602.0	44,245.0	100,106.0	49,609.0	88,435.0	43,838.0
(a)

Llanos 34 Block, CPO-5 Block, Llanos 32 Block and Platanillo Block account for 86%,  8%,  3% and 3% (Llanos 34 Block and Llanos 32 Block account for 97% and 3% in 2019, Llanos 34 Block, La Cuerva Block, Yamu Block and Llanos 32 Block account for 96%,  1.5%,  1.5% and 1% in 2018, and Llanos 34 Block, La Cuerva Block and Yamu Block account for 98%,  1% and 1% in 2017) of the proved developed reserves, respectively.

(b)	Fell Block accounts for 100% (Fell Block accounts for 100% in 2019 and 2018, Fell Block and Flamenco Block account for 98% and 2% in 2017) of the proved developed reserves, respectively.
(c)	BCAM‑40 Block accounts for 100% of the reserves.
(d)

Aguada Baguales Block, Puesto Touquet Block, and El Porvenir Block account for 50%,  26% and 24% (Aguada Baguales Block, Puesto Touquet Block, and El Porvenir Block account for 49%,  30% and 21% in 2019 and 48%,  33% and 19% in 2018) of the proved developed reserves, respectively.

(e)	Morona Block accounts for 100% of the reserves.
(f)

Llanos 34 Block, Llanos 32 Block and CPO-5 Block account 91%,  5% and 4% (Llanos 34 Block and Llanos 32 Block account 96% and 4% in 2019, Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%,  2% and 1% in 2018, and Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%,  2% and 1% in 2017) of the proved undeveloped reserves, respectively.

(g)	Fell Block accounts for 100% (Fell Block accounts for 100% in 2019 and 2018, Fell Block and Flamenco Block account for 97% and 3% in 2017) of the proved undeveloped reserves, respectively.
(h)

Aguada Baguales Block accounts for 100% (Aguada Baguales Block accounts for 100% in 2019, Aguada Baguales Block and El Porvenir Block account for 75% and 25% in 2018) of the proved undeveloped reserves, respectively.

Table 5 - Net proved reserves of oil, condensate and natural gas

Net proved reserves (developed and undeveloped) of oil and condensate:

Thousands of barrels	Colombia	Chile	Brazil	Argentina	Peru	Total
Reserves as of December 31, 2017	65,499.0	4,143.0	76.0	—	18,717.0	88,435.0
Increase (decrease) attributable to:
Revisions (a)	9,826.0	(586.0)	(6.0)	—	(257.0)	8,977.0
Extensions and discoveries (b)	8,839.0	41.0	—	—	—	8,880.0
Purchase of Minerals in place (c)	—	—	—	3,968.0	—	3,968.0
Production	(9,389.0)	(280.0)	(15.0)	(470.0)	—	(10,154.0)
Reserves as of December 31, 2018	74,775.0	3,318.0	55.0	3,498.0	18,460.0	100,106.0
Increase (decrease) attributable to:
Revisions (d)	18,341.0	541.0	4.0	95.0	750.0	19,731.0
Extensions and discoveries (e)	8,071.0	36.0	—	—	—	8,107.0
Production	(10,578.0)	(188.0)	(11.0)	(565.0)	—	(11,342.0)
Reserves as of December 31, 2019	90,609.0	3,707.0	48.0	3,028.0	19,210.0	116,602.0
Increase (decrease) attributable to:
Revisions (f)	(1,964.0)	(1,825.0)	(7.0)	(734.0)	—	(4,530.0)
Extensions and discoveries (g)	4,545.0	279.0	—	—	—	4,824.0
Purchase or (Sales) of Minerals in place (h)	6,853.0	—	—	—	(19,210.0)	(12,357.0)
Production	(10,986.0)	(134.0)	(7.0)	(505.0)	—	(11,632.0)
Reserves as of December 31, 2020	89,057.0	2,027.0	34.0	1,789.0	—	92,907.0

(a)	For the year ended December 31, 2018, the Group’s oil and condensate proved reserves were revised upward by 9.0 mmbbl. The primary factors leading to the above were:

-Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 15.4 mmbbl.

-The impact of higher average oil prices resulting in a 0.7 mmbbl, 1.0 mmbbl and 0.3 mmbbl increase in reserves from the blocks in Colombia, Peru and Chile, respectively.

-Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in Max, Tua, Chachalaca Sur, Tilo, and Jacamar fields in the Llanos 34 Block, resulting in a 6.3 mmbbl decrease. Also, lower than expected performance from existing wells in Fell Block, resulted in a 0.8 mmbbl decrease. Finally, revisions in Peru resulted in a 1.3 mmbbl decrease.

(b)	In Colombia, the extensions and discoveries are primary due to the Tigana and Jacana fields appraisal wells and the Tigui field discovery in the Llanos 34 Block.
(c)	Purchase of Minerals in place refers to the Aguada Baguales, El Porvenir, and Puesto Touquet fields acquisition during 2018.
(d)	For the year ended December 31, 2019, the Group’s oil and condensate proved reserves were revised upward by 19.7 mmbbl. The primary factors leading to the above were:

- A technical revision of the expected results of future wells in Jacana and Tigana Fields that led to an increase in reserves of 12.3 mmbbl .

- Better than expected performance from existing wells that increase the proved developed reserves, mostly originated in Colombia (6.3 mmbbl) from the Tigana and Jacana fields in the Llanos 34 Block. There were also minor increments in Argentina (0.4 mmbbl) originated in better performance of the Aguada Baguales Field wells ; and in Chile (0.3 mmbbl) mostly in Yagan Norte, Konawentru, Alakaluf and Yagan Fields.

- An updated geological model for the Situche Field in Morona Block originated a new estimation of the proved original oil in place volumes that increment the proved undevelop reserves of the block in 0.7 mmbbl .

- Such increase was partially offset by a lower average oil prices resulted in a 0.3 mmbbl and 0.3 mmbbl decrease in reserves from the blocks in Colombia and Argentina, respectively.

- There were also better well types consider for the Kiuaku, Loij and Konawentru Field that originated a minor increment of 0.2 mmbbl partially compensated by a reduction of 0.04 mmbbl in Argentina Challaco Field condensate due to an unsuccessful well.

(e)

In Colombia, the extensions and discoveries are primary due to the Tigana and Jacana fields appraisal wells and the Guaco field discovery in Llanos 34 Block and Azogue field discovery in Llanos 32 Block. In the Fell Block in Chile, the discovery of the Jauke field.

(f)	For the year ended December 31, 2020, the Group’s oil and condensate proved reserves were revised downward by 4.5 mmbbl. The primary factors leading to the above were:
-	Lower average oil prices resulted in a 4.2 mmbbl, 1.1 mmbbl and 0.3 mmbbl decrease in reserves from the blocks in Colombia, Argentina and Chile, respectively.
-

A reduction of 1.6 mmbbl in Chile due to the revision of the type well in Kiaku and Loij fields and a reduction in Argentina of 0.2 mmbbl associated to revision of the type of well in Aguada Baguales fields.

-	Lower than expected performance from the existing wells in Colombia that reduced the proved developed reserves from the Jacana, Tigana and Tigui fields (2.8 mmbbl).
-

Such decrease was partially offset by a better performance of proved undeveloped reserves in Colombia (5.1 mmbbl) originated by a new estimation of original oil in place and better type wells considered in Jacana and Tigana fields. In addition, the proved developed reserves increased in the Aguada Baguales Block in Argentina (0.5 mmbbl) and Konawentru and Guanaco Fields in Chile of 0.1 mmbbl due to better performance of the existing wells.

(g)	In Colombia, the extensions and discoveries are primary due to the Tigui Field appraisal wells and in Chile are due to Jauke Field discovery in Fell Block.
(h)

Purchase of Minerals in place refers to the CPO-5 and Platanillo Blocks acquisition during 2020 in Colombia. The reduction in Peru is due to the decision to retire from the Morona Block (see Note 36.5.1).

Net proved reserves (developed and undeveloped) of natural gas:

Millions of cubic feet	Colombia	Chile	Brazil	Argentina	Total
Reserves as of December 31, 2017	—	20,017.0	23,821.0	—	43,838.0
Increase (decrease) attributable to:
Revisions (a)	—	544.0	(679.0)	—	(135.0)
Extensions and discoveries (b)	2,122.0	3,909.0	—	—	6,031.0
Purchase of Minerals in place (c)	—	—	—	10,452.0	10,452.0
Production	—	(3,703.0)	(5,803.0)	(1,071.0)	(10,577.0)
Reserves as of December 31, 2018	2,122.0	20,767.0	17,339.0	9,381.0	49,609.0
Increase (decrease) attributable to:
Revisions (d)	621.0	(167.0)	1,812.0	(1,791.0)	475.0
Extensions and discoveries (e)	295.0	5,386.0	—	—	5,681.0
Production	(719.0)	(5,167.0)	(4,279.0)	(1,355.0)	(11,520.0)
Reserves as of December 31, 2019	2,319.0	20,819.0	14,872.0	6,235.0	44,245.0
Increase (decrease) attributable to:
Revisions (f)	(211.0)	(385.0)	1,840.0	889.0	2,133.0
Extensions and discoveries (g)	—	10,456.0	—	—	10,456.0
Production	(413.0)	(6,175.0)	(2,785.0)	(1,525.0)	(10,898.0)
Reserves as of December 31, 2020	1,695.0	24,715.0	13,927.0	5,599.0	45,936.0
(a)	For the year ended December 31, 2018, the Group’s proved natural gas reserves were revised downwards by 0.1 billion cubic feet. This was the combined effect of:

-       Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and lower than expected performance from existing wells in the Fell Block in Chile (totalling 2.0 billion cubic feet).

-       Lower than expected performance from existing wells in BCAM‑40 Block, resulting in a decrease of 0.7 billion cubic feet.

-       The above was partially offset by higher average prices that resulted in an increase of 2.5 billion cubic feet in the Fell Block in Chile.

(b)	The extensions and discoveries are primary due to the Jauke Field discovery in the Fell Block, in Chile, and the gas discovery of the Une Formation in the Llanos 32 Block, in Colombia.
(c)	Purchase of Minerals in place refers to the Aguada Baguales, El Porvenir, and Puesto Touquet fields acquisition during 2018.
(d)	For the year ended December 31, 2019, the Group’s proved natural gas reserves were revised upward by 0.5 billion cubic feet. This was the combined effect of:

-       Increase of proved developed reserves due to better performance of existing wells in Chile (2.2 billion cubic feet) mostly associated to Pampa Larga, Ache and Monte Aymond Fields; in Brazil (1.8 billion cubic feet) in Manati Field; Colombia (0.6 billion cubic feet) due to a better performance of Tigana and Jacana Fields; and Argentina (0.1 billion cubic feet) mostly associated to a better performance of wells in Aguada Baguales.

       The above was partially offset by lower than expected performance for the proved undeveloped reserves in Chile (2.4 billion cubic feet) mostly associated to the increase of water production in Ache Field; and Argentina (1.3 billion cubic feet) associated to an unsuccessful well drilled in Challaco Bajo Field.

       Lower average prices resulted in a decrease of 0.5 billion cubic feet reduction in gas proved developed reserves in Argentina

(e)

The extensions and discoveries are primary due to the Jauke Field discovery in the Fell Block, in Chile, and the gas discovery of the Une Formation in the Azogue field in the Llanos 32 Block, in Colombia.

(f)	For the year ended December 31, 2020, the Group’s proved natural gas reserves were revised upwards by 2.1 billion cubic feet. This was the combined effect of:
-

Increase of proved developed reserves due to better performance of existing wells in Chile (7.9 billion cubic feet) mostly associated to Jauke and Ache Fields, in Brazil (3.0 billion cubic feet) associated to new gas sales plateau in 2021 and forward which leads to better-than-expected performance of Manati Field and in Argentina (1.9 billion cubic feet) due to better performance of the Puesto Touquet and El Porvenir Blocks.

-	The above was partially offset by lower-than-expected performance of proved undeveloped reserves in Chile (5.8 billion cubic feet) due to revisions of the type of well in Pampa Larga Field.
-	Lower average prices resulted in a decrease of 2.5 billion cubic feet, 1.2 billion cubic feet and 1.2 billion cubic feet reduction in gas reserves in Chile, Brazil and Argentina, respectively.
(g)	The extensions and discoveries are primary due to the Jauke Field discovery in the Fell Block, in Chile.

Revisions refer to changes in interpretation of discovered accumulations and some technical and logistical needs in the area obliged to modify the timing and development plan of certain fields under appraisal and development phases.

Table 6 - Standardized measure of discounted future net cash flows related to proved oil and gas reserves

The following table discloses estimated future net cash flows from future production of proved developed and undeveloped reserves of crude oil, condensate and natural gas. As prescribed by SEC Modernization of Oil and Gas Reporting rules and ASC 932 of the FASB Accounting Standards Codification (ASC) relating to Extractive Activities – Oil and Gas (formerly SFAS no. 69 Disclosures about Oil and Gas Producing Activities), such future net cash flows were estimated using the average first day-of-the-month price during the 12‑month period for 2020, 2019 and 2018 and using a 10% annual discount factor. Future development and abandonment costs include estimated drilling costs, development and exploitation installations and abandonment costs. These future development costs were estimated based on evaluations made by the Group. The future income tax was calculated by applying the statutory tax rates in effect in the respective countries in which we have interests, as of the date this supplementary information was filed.

This standardized measure is not intended to be and should not be interpreted as an estimate of the market value of the Group’s reserves. The purpose of this information is to give standardized data to help the users of the financial statements to compare different companies and make certain projections. It is important to point out that this information does not include, among other items, the effect of future changes in prices, costs and tax rates, which past experience indicates that are likely to occur, as well as the effect of future cash flows from reserves which have not yet been classified as proved reserves, of a discount factor more representative of the value of money over the lapse of time and of the risks inherent to the production of oil and gas. These future changes may have a significant impact on the future net cash flows disclosed below. For all these reasons, this information does not necessarily indicate the perception the Group has on the discounted future net cash flows derived from the reserves of hydrocarbons.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
At December 31, 2020
Future cash inflows	2,561,947	130,200	68,857	83,125	—	2,844,129
Future production costs	(850,029)	(82,290)	(36,254)	(65,536)	—	(1,034,109)
Future development costs	(197,859)	(28,620)	(2,355)	(24,640)	—	(253,474)
Future income taxes	(409,276)	—	(327)	—	—	(409,603)
Undiscounted future net cash flows	1,104,783	19,290	29,921	(7,051)	—	1,146,943
10% annual discount	(345,550)	(2,258)	(4,543)	7,032	—	(345,319)
Standardized measure of discounted future net cash flows	759,233	17,032	25,378	(19)	—	801,624
At December 31, 2019
Future cash inflows	4,323,914	294,202	86,191	187,064	1,255,239	6,146,610
Future production costs	(1,159,621)	(104,688)	(32,608)	(118,797)	(512,607)	(1,928,321)
Future development costs	(276,804)	(35,420)	(2,166)	(49,595)	(278,388)	(642,373)
Future income taxes	(858,700)	(5,594)	(1,409)	(2,251)	(143,416)	(1,011,370)
Undiscounted future net cash flows	2,028,789	148,500	50,008	16,421	320,828	2,564,546
10% annual discount	(715,217)	(44,277)	(6,626)	(5,080)	(199,611)	(970,811)
Standardized measure of discounted future net cash flows	1,313,572	104,223	43,382	11,341	121,217	1,593,735
At December 31, 2018
Future cash inflows	4,059,619	317,437	102,104	277,429	1,352,159	6,108,748
Future production costs	(983,782)	(156,724)	(49,255)	(173,053)	(441,801)	(1,804,615)
Future development costs	(207,630)	(39,360)	(3,752)	(54,400)	(293,468)	(598,610)
Future income taxes	(848,519)	(2,515)	(2,231)	(6,610)	(189,922)	(1,049,797)
Undiscounted future net cash flows	2,019,688	118,838	46,866	43,366	426,968	2,655,726
10% annual discount	(640,625)	(29,008)	(5,317)	(8,499)	(188,435)	(871,884)
Standardized measure of discounted future net cash flows	1,379,063	89,830	41,549	34,867	238,533	1,783,842

Table 7 - Changes in the standardized measure of discounted future net cash flows from proved reserves

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Present value at December 31, 2017	814,002	75,239	69,957	—	90,534	1,049,732
Sales of hydrocarbon, net of production costs	(380,829)	(18,923)	(24,781)	(21,243)	—	(445,776)
Net changes in sales price and production costs	397,064	16,093	(15,170)	—	191,288	589,275
Changes in estimated future development costs	(18,632)	413	(1,426)	—	9,611	(10,034)
Extensions and discoveries less related costs	271,933	12,323	—	—	—	284,256
Development costs incurred	85,880	2,980	—	737	—	89,597
Revisions of previous quantity estimates	257,540	(4,517)	(1,879)	—	(7,098)	244,046
Purchase of Minerals in place	—	—	—	55,373	—	55,373
Net changes in income taxes	(185,118)	(1,368)	6,808	—	(65,585)	(245,263)
Accretion of discount	137,223	7,590	8,040	—	19,783	172,636
Present value at December 31, 2018	1,379,063	89,830	41,549	34,867	238,533	1,783,842
Sales of hydrocarbon, net of production costs	(411,528)	(14,284)	(17,289)	(13,280)	—	(456,381)
Net changes in sales price and production costs	(299,642)	12,799	6,923	(20,694)	(48,823)	(349,437)
Changes in estimated future development costs	(268,377)	(22,163)	1,165	573	(175,248)	(464,050)
Extensions and discoveries less related costs	182,857	17,300	—	—	—	200,157
Development costs incurred	69,694	4,023	445	4,325	—	78,487
Revisions of previous quantity estimates	415,349	9,508	5,482	(2,358)	11,992	439,973
Purchase of Minerals in place	—	—	—	—	—	—
Net changes in income taxes	23,398	(2,025)	729	3,760	51,917	77,779
Accretion of discount	222,758	9,235	4,378	4,148	42,846	283,365
Present value at December 31, 2019	1,313,572	104,223	43,382	11,341	121,217	1,593,735
Sales of hydrocarbon, net of production costs	(221,620)	(12,803)	8,080	(10,454)	—	(236,797)
Net changes in sales price and production costs	(975,716)	(117,895)	(14,580)	(113)	—	(1,108,304)
Changes in estimated future development costs	514,317	20,870	(19,606)	(2,587)	—	512,994
Extensions and discoveries less related costs	59,898	13,914	—	—	—	73,812
Development costs incurred	69,694	10,743	394	445	—	81,276
Revisions of previous quantity estimates	(27,190)	(13,002)	3,519	(10)	—	(36,683)
Purchase or (Sales) of Minerals in place	90,315	—	—	—	(121,217)	(30,902)
Net changes in income taxes	(281,264)	—	(290)	—	—	(281,554)
Accretion of discount	217,227	10,982	4,479	1,359	—	234,047
Present value at December 31, 2020	759,233	17,032	25,378	(19)	—	801,624